Others - Financial instruments, narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Foreign exchange gain (loss)	$ (265)	$ (89)	$ 34
Level 3
Financial instruments
Transfers into level 3	0	0
Transfers out of level 3	0	0
Liquidity risk
Financial instruments
Money market position	$ 159,010	$ 161,992